CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	8 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Issuance of common stock		$ 9,004
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036)
Share-based Compensation, Value		4
Net loss	(118)	(153)
Ending Balance	6,819	6,819
Common Stock
Issuance of common stock (in shares)		372,093
Issuance of common stock		4
Share-based Compensation, Shares		2,667
Ending Balance (in shares)	374,760	374,760
Ending Balance	4	4
Additional Paid-in Capital
Issuance of common stock		9,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036)
Share-based Compensation, Value		4
Ending Balance	6,968	6,968
Accumulated Deficit
Net loss		(153)
Ending Balance	$ (153)	$ (153)